Goodwill And Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets, Net [Abstract]
Goodwill And Other Intangible Assets, Net, By Segment

	Goodwill		Other Intangible Assets, net
(in millions)	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
European Union	$1,392	$1,443	$663	$673
Eastern Europe, Middle East & Africa	666	702	250	263
Asia	4,966	5,004	1,633	1,661
Latin America & Canada	2,904	3,012	1,151	1,276

Total	$9,928	$10,161	$3,697	$3,873

Movements In Goodwill

(in millions)	European Union	Eastern Europe, Middle East & Africa	Asia	Latin America & Canada	Total
Balance at January 1, 2010	$1,539	$743	$3,926	$2,904	$9,112
Changes due to:
Philippines business combination			842		842
Other business combinations	8	5	2	2	17
Currency	(104)	(46)	234	106	190

Balance at December 31, 2010	1,443	702	5,004	3,012	10,161
Changes due to:
Acquisitions		1	1	1	3
Currency	(51)	(37)	(39)	(109)	(236)

Balance at December 31, 2011	$1,392	$666	$4,966	$2,904	$9,928

Other Intangible Assets

	December 31, 2011		December 31, 2010
(in millions)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Non-amortizable intangible assets	$2,067		$2,170
Amortizable intangible assets	2,001	$371	1,983	$280

Total other intangible assets	$4,068	$371	$4,153	$280

Range Of Useful Lives And Weighted-Average Remaining Useful Life Of Amortizable Intangible Assets

Description	Initial Estimated Useful Lives	Weighted-Average Remaining Useful Life
Trademarks	2- 40 years	26 years

Distribution networks	20- 30 years	16 years

Non-compete agreements	3- 10 years	3 years

Other (including farmer contracts)	12.5– 17 years	14 years